INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of current and deferred components of income tax expense

	Year Ended December 31,
	2021	2022	2023	2023
	CNY	CNY	CNY	US$

Current income tax expense	—	—	—	—
Deferred income tax benefit	(5,095)	—	—	—
Total tax credit for the year from continuing operations	(5,095)	—	—	—
Total tax charge for the year from a discontinued operation	7,230	5,864	1,931	272
Total	2,135	5,864	1,931	272

Schedule of Profit/(loss) before income tax

	Year Ended December 31,
	2021	2022	2023	2023
	CNY	CNY	CNY	US$

PRC	(4,669)	6,406	(1,718)	(243)
BVI	(48,106)	(22,776)	(8,738)	(1,233)
Hong Kong	(61)	(62)	(56)	(8)

Total loss before income tax for the year	(52,836)	(16,432)	(10,512)	(1,484)

Schedule of reconciliation of the income tax expenses

	Year Ended December 31,
	2021	2022	2023	2023
	CNY	CNY	CNY	US$

Loss before income tax for the year from continuing operations	(48,979)	(23,338)	(8,337)	(1,177)
(Loss)/profit before income tax for the year from a discontinued operation	(3,857)	6,906	(2,175)	(307)
Total	(52,836)	(16,432)	(10,512)	(1,484)
Tax at the statutory tax rate	25%	25%	25%	25%
Computed income tax benefit	(13,209)	(4,108)	(2,628)	(371)
Effect of different tax rates of the Company and certain subsidiaries	6,937	5,699	2,190	309
Tax losses with no deferred tax assets recognized	1,770	420	290	41
Non-deductible expenses	122	983	617	87
Statutory income	—	(201)	—	—
Deductible temporary differences with no deferred tax assets recognized	—	971	2,430	343
Utilization of previously unrecognized deductible temporary differences and tax losses	(150)	(1,774)	(2,021)	(286)
Write-off of unrecoverable deferred tax assets previously recognized	2,987	2,272	—	—
Preferential tax rate	2,215	14	95	13
Others	1,463	1,588	958	136

Total tax credit for the year from continuing operations	(5,095)	—	—	—
Total tax charge for the year from a discontinued operation	7,230	5,864	1,931	272
Income tax benefit	2,135	5,864	1,931	272